INTANGIBLE ASSETS (Details) - USD ($)	Jun. 01, 2010	Feb. 22, 2011
D.N.A. and Oramed [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of ordinary shares	50.00%
D.N.A. Biomedical Solutions Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Amount invested in joint venture	$ 600,000
Oramed [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of royalties to be paid		3.00%